UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2015

Emerging Markets - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.1%
Brazil — 5.6%
BB Seguridade Participacoes SA	368,300	2,926,780
BRF SA ADR	206,781	3,939,178
Cielo SA	470,160	4,970,409
Itau Unibanco Holding SA ADR	592,224	4,335,080
Raia Drogasil SA	180,900	1,962,807
Ultrapar Participacoes SA	255,900	4,515,903
		22,650,157
Chile — 0.1%
SACI Falabella	87,513	536,696
China — 25.0%
Beijing Enterprises Water Group Ltd.	7,364,000	5,273,540
CAR, Inc.(1)	1,685,000	2,935,142
China Gas Holdings Ltd.	3,302,000	4,823,019
China Mobile Ltd.	867,500	10,510,674
China Overseas Land & Investment Ltd.	2,234,000	6,543,416
China Railway Construction Corp. Ltd., H Shares	2,833,500	3,714,603
CNOOC Ltd.	3,305,000	4,098,174
Ctrip.com International Ltd. ADR(1)	82,317	5,469,965
Industrial & Commercial Bank of China Ltd., H Shares	16,811,645	9,935,076
KWG Property Holding Ltd.	6,214,500	3,929,142
PAX Global Technology Ltd.	1,994,000	1,857,624
Ping An Insurance Group Co., H Shares	1,710,000	8,373,430
Shenzhou International Group Holdings Ltd.	1,336,000	6,748,911
Sinotrans Ltd., H Shares	4,301,000	1,975,672
Tencent Holdings Ltd.	966,900	16,443,432
Vipshop Holdings Ltd. ADR(1)	268,420	4,828,876
Xinyi Solar Holdings Ltd.	11,932,000	3,987,572
		101,448,268
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	685,650	4,335,417
Greece — 0.5%
Titan Cement Co. SA	95,060	1,996,893
India — 6.8%
Bharti Infratel Ltd.	957,931	5,760,555
HCL Technologies Ltd.	318,389	4,650,946
HDFC Bank Ltd.	499,962	7,727,506
ICICI Bank Ltd. ADR	446,861	3,896,628
Larsen & Toubro Ltd.	235,630	5,681,705
		27,717,340
Indonesia — 2.6%
PT Bank Rakyat Indonesia (Persero) Tbk	4,205,300	3,180,165
PT Matahari Department Store Tbk	3,115,300	3,885,810
PT Siloam International Hospitals Tbk	3,296,200	3,542,535
		10,608,510
Mexico — 7.5%
Alsea SAB de CV	1,366,604	4,227,146

Cemex SAB de CV ADR(1)	807,358	6,345,834
Corp. Inmobiliaria Vesta SAB de CV	1,761,811	2,735,340
Fomento Economico Mexicano SAB de CV ADR	60,613	5,396,375
Grupo Aeroportuario del Centro Norte Sab de CV	899,154	4,672,894
Grupo Mexico SAB de CV	1,170,510	2,969,054
Infraestructura Energetica Nova SAB de CV	893,698	3,973,239
		30,319,882
Peru — 1.4%
Credicorp Ltd.	50,181	5,518,906
Philippines — 1.5%
Ayala Land, Inc.	2,632,500	2,019,725
Universal Robina Corp.	996,190	4,108,038
		6,127,763
Poland — 1.6%
Alior Bank SA(1)	132,520	3,082,113
Powszechny Zaklad Ubezpieczen SA	30,189	3,444,278
		6,526,391
Qatar — 0.5%
Qatar National Bank SAQ	44,810	2,202,903
Russia — 4.0%
Magnit PJSC GDR	45,891	2,272,630
MMC Norilsk Nickel PJSC ADR	80,915	1,272,167
NovaTek OAO GDR	57,933	5,504,555
QIWI plc ADR	125,091	3,271,130
X5 Retail Group NV GDR(1)	245,929	4,011,424
		16,331,906
South Africa — 6.2%
Aspen Pharmacare Holdings Ltd.	160,725	4,151,531
Capitec Bank Holdings Ltd.	119,784	4,361,768
Discovery Holdings Ltd.	567,488	5,735,159
Mr Price Group Ltd.	226,512	4,076,487
Naspers Ltd., N Shares	53,664	6,956,815
		25,281,760
South Korea — 12.3%
Amorepacific Corp.	12,640	4,045,014
CJ CheilJedang Corp.	12,249	4,070,054
CJ Korea Express Co. Ltd.(1)	29,174	4,390,591
COSON Co. Ltd.(1)	84,840	2,123,242
Coway Co. Ltd.	28,074	2,003,336
Hyundai Development Co-Engineering & Construction	65,419	3,313,125
LG Chem Ltd.	21,216	4,197,458
LG Household & Health Care Ltd.	7,410	5,024,578
Medy-Tox, Inc.	12,686	5,460,531
Samsung Electronics Co. Ltd.	13,952	12,846,103
Samsung Fire & Marine Insurance Co. Ltd.	10,690	2,435,811
		49,909,843
Taiwan — 10.9%
Eclat Textile Co. Ltd.	461,000	6,935,687
Ginko International Co. Ltd.	314,000	3,204,082
Hota Industrial Manufacturing Co. Ltd.	2,013,000	6,069,440
PChome Online, Inc.	227,814	2,415,657
President Chain Store Corp.	945,000	6,317,233
Taiwan Paiho Ltd.	1,441,000	3,308,418

Taiwan Semiconductor Manufacturing Co. Ltd.	3,794,939	15,046,322
Uni-President Enterprises Corp.	671,000	1,196,152
		44,492,991
Thailand — 4.0%
Airports of Thailand PCL	486,100	3,742,882
CP ALL PCL	4,535,700	6,453,360
Kasikornbank PCL	447,800	2,261,175
Thaicom PCL	4,287,600	3,767,873
		16,225,290
Turkey — 2.5%
TAV Havalimanlari Holding AS	534,201	4,313,550
Tofas Turk Otomobil Fabrikasi AS	620,146	3,846,214
Ulker Biskuvi Sanayi AS	347,280	2,135,969
		10,295,733
TOTAL COMMON STOCKS (Cost $345,737,966)		382,526,649
EXCHANGE-TRADED FUNDS — 1.5%
iShares MSCI Emerging Markets ETF (Cost $6,885,120)	182,334	6,170,182
RIGHTS†
Taiwan†
PChome Online, Inc.(1) (Cost $—)	13,739	—
TEMPORARY CASH INVESTMENTS — 5.0%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $4,098,168), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $4,017,231)		4,017,228
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $13,666,056), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $13,394,007)		13,394,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,842,943	2,842,943
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,254,171)		20,254,171
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $372,877,257)		408,951,002
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,348,811)
TOTAL NET ASSETS — 100.0%		$406,602,191

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.1%
Information Technology	16.1%
Consumer Discretionary	14.3%
Consumer Staples	12.5%
Industrials	9.1%
Telecommunication Services	4.9%
Materials	4.1%
Health Care	4.1%
Utilities	3.5%
Energy	3.4%
Exchange-Traded Funds	1.5%
Cash and Equivalents*	4.4%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	8,274,258	14,375,899	—
China	10,298,841	91,149,427	—
India	3,896,628	23,820,712	—
Mexico	11,742,209	18,577,673	—
Peru	5,518,906	—	—
Russia	3,271,130	13,060,776	—
Other Countries	—	178,540,190	—
Exchange-Traded Funds	6,170,182	—	—
Rights	—	—	—
Temporary Cash Investments	2,842,943	17,411,228	—
	52,015,097	356,935,905	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$373,273,818
Gross tax appreciation of investments	$66,093,947
Gross tax depreciation of investments	(30,416,763)
Net tax appreciation (depreciation) of investments	$35,677,184

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
August 31, 2015

Global Growth - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Austria — 1.0%
Erste Group Bank AG(1)	178,970	5,333,075
Belgium — 0.4%
UCB SA	29,640	2,246,417
China — 1.3%
Tencent Holdings Ltd.	405,200	6,890,970
Denmark — 2.0%
GN Store Nord A/S	152,149	2,717,539
Pandora A/S	70,386	8,132,430
		10,849,969
France — 4.6%
Accor SA	209,080	9,919,702
Carrefour SA	238,630	7,760,229
Peugeot SA(1)	190,180	3,286,523
Total SA	87,570	4,009,774
		24,976,228
Germany — 2.7%
Fresenius Medical Care AG & Co. KGaA	96,143	7,358,967
Symrise AG	50,250	3,033,114
Wirecard AG	105,190	4,381,018
		14,773,099
Hong Kong — 1.6%
AIA Group Ltd.	1,135,000	6,275,411
Hang Seng Bank Ltd.	127,400	2,266,884
		8,542,295
India — 1.3%
HDFC Bank Ltd.	183,150	2,830,800
Maruti Suzuki India Ltd.	70,190	4,400,087
		7,230,887
Italy — 3.0%
Intesa Sanpaolo SpA	3,566,470	13,022,887
Mediaset SpA	750,170	3,596,185
		16,619,072
Japan — 3.8%
Keyence Corp.	13,200	6,139,712
Nidec Corp.	86,400	6,774,598
ORIX Corp.	300,800	4,054,169
Unicharm Corp.	186,600	3,772,480
		20,740,959
Netherlands — 0.6%
NXP Semiconductors NV(1)	40,530	3,430,865
Peru — 0.5%
Credicorp Ltd.	25,234	2,775,235
Sweden — 1.7%
Electrolux AB	111,332	3,144,281
Skandinaviska Enskilda Banken AB, A Shares	530,350	6,173,635
		9,317,916

Switzerland — 3.8%
Adecco SA	149,632	11,756,634
Roche Holding AG	32,211	8,797,087
		20,553,721
United Kingdom — 9.8%
Admiral Group plc	180,290	4,258,024
Ashtead Group plc	127,358	1,836,703
Capita plc	304,043	5,720,625
Liberty Global plc(1)	132,470	5,943,929
Liberty Global plc, Class A(1)	121,550	5,848,986
Prudential plc	230,270	4,961,436
Royal Bank of Scotland Group plc(1)	1,478,268	7,556,228
Shire plc	149,660	11,561,450
Whitbread plc	77,430	5,650,222
		53,337,603
United States — 60.6%
Adobe Systems, Inc.(1)	154,110	12,108,423
Alexion Pharmaceuticals, Inc.(1)	27,294	4,699,754
Alliance Data Systems Corp.(1)	8,702	2,238,067
Amazon.com, Inc.(1)	16,100	8,257,529
American Tower Corp.	86,470	7,971,669
Autodesk, Inc.(1)	95,730	4,475,377
Becton Dickinson and Co.	55,970	7,892,889
Boston Scientific Corp.(1)	228,780	3,829,777
Bristol-Myers Squibb Co.	120,310	7,154,836
Celgene Corp.(1)	73,388	8,665,655
Cerner Corp.(1)	82,826	5,115,334
Charles Schwab Corp. (The)	200,404	6,088,274
Cognizant Technology Solutions Corp., Class A(1)	182,050	11,458,227
Continental Resources, Inc.(1)	80,148	2,572,751
Costco Wholesale Corp.	41,177	5,766,839
Dollar Tree, Inc.(1)	138,700	10,577,262
Electronic Arts, Inc.(1)	59,620	3,943,863
EOG Resources, Inc.	94,720	7,417,523
EQT Corp.	91,540	7,123,643
Equinix, Inc.	25,290	6,822,483
Estee Lauder Cos., Inc. (The), Class A	76,835	6,129,128
Facebook, Inc., Class A(1)	172,281	15,407,090
FedEx Corp.	39,301	5,919,124
Fortune Brands Home & Security, Inc.	150,093	7,181,950
Google, Inc., Class A(1)	12,205	7,906,643
Google, Inc., Class C(1)	14,254	8,812,535
Harman International Industries, Inc.	92,874	9,077,505
HD Supply Holdings, Inc.(1)	82,560	2,724,480
Home Depot, Inc. (The)	102,214	11,903,842
Humana, Inc.	7,894	1,442,944
Ingersoll-Rand plc	103,720	5,734,679
Intercontinental Exchange, Inc.	29,381	6,710,914
Kansas City Southern	51,688	4,793,545
MasterCard, Inc., Class A	81,190	7,499,520
McKesson Corp.	39,526	7,809,547
MGIC Investment Corp.(1)	399,660	4,220,410
Mondelez International, Inc., Class A	99,320	4,207,195

Monsanto Co.	45,241	4,417,784
Owens Corning	103,488	4,583,484
Public Storage	26,320	5,297,426
Schlumberger Ltd.	60,114	4,651,020
Signet Jewelers Ltd.	64,890	8,954,820
Sirius XM Holdings, Inc.(1)	1,142,617	4,359,084
Skechers U.S.A., Inc., Class A(1)	19,690	2,771,171
SolarCity Corp.(1)	58,250	2,812,310
Tractor Supply Co.	69,323	5,913,945
Ulta Salon Cosmetics & Fragrance, Inc.(1)	49,870	7,883,948
Union Pacific Corp.	58,232	4,992,812
Vertex Pharmaceuticals, Inc.(1)	14,770	1,883,470
Visa, Inc., Class A	113,192	8,070,590
WhiteWave Foods Co. (The), Class A(1)	126,699	5,845,892
Zions Bancorp	231,270	6,706,830
		330,805,812
TOTAL COMMON STOCKS (Cost $420,494,865)		538,424,123
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $326,063), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $319,623)		319,623
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $1,089,069), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $1,065,001)		1,065,000
State Street Institutional Liquid Reserves Fund, Premier Class	226,805	226,805
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,611,428)		1,611,428
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $422,106,293)		540,035,551
OTHER ASSETS AND LIABILITIES — 1.0%		5,599,039
TOTAL NET ASSETS — 100.0%		$545,634,590

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	21.8%
Information Technology	20.0%
Financials	17.8%
Health Care	14.7%
Industrials	11.9%
Consumer Staples	6.2%
Energy	4.9%
Materials	1.4%
Cash and Equivalents*	1.3%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	5,333,075	—
Belgium	—	2,246,417	—
China	—	6,890,970	—
Denmark	—	10,849,969	—
France	—	24,976,228	—
Germany	—	14,773,099	—
Hong Kong	—	8,542,295	—
India	—	7,230,887	—
Italy	—	16,619,072	—
Japan	—	20,740,959	—
Sweden	—	9,317,916	—
Switzerland	—	20,553,721	—
United Kingdom	11,792,915	41,544,688	—
Other Countries	337,011,912	—	—
Temporary Cash Investments	226,805	1,384,623	—
	349,031,632	191,003,919	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$422,590,103
Gross tax appreciation of investments	$131,728,865
Gross tax depreciation of investments	(14,283,417)
Net tax appreciation (depreciation) of investments	$117,445,448

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
August 31, 2015

International Discovery - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Australia — 5.7%
Aristocrat Leisure Ltd.	1,282,500	7,703,114
Echo Entertainment Group Ltd.	1,134,780	3,973,226
Qantas Airways Ltd.(1)	6,360,868	15,209,753
Sydney Airport	990,480	4,053,032
		30,939,125
Austria — 1.1%
Erste Group Bank AG(1)	203,580	6,066,421
Belgium — 0.6%
UCB SA	43,340	3,284,741
Canada — 8.5%
Cineplex, Inc.	72,330	2,631,281
Concordia Healthcare Corp.	148,980	11,525,680
Dollarama, Inc.	124,410	7,103,739
Element Financial Corp.(1)	1,046,390	14,968,881
IMAX Corp.(1)	149,680	4,692,468
Linamar Corp.	26,210	1,376,842
PrairieSky Royalty Ltd.	73,740	1,544,751
Shopify, Inc., Class A(1)	101,350	2,791,179
		46,634,821
China — 2.4%
Beijing Enterprises Water Group Ltd.	5,842,000	4,183,599
CAR, Inc.(1)	1,014,000	1,766,311
Shenzhou International Group Holdings Ltd.	935,000	4,723,228
Zhuzhou CSR Times Electric Co. Ltd., H Shares	367,500	2,434,968
		13,108,106
Denmark — 8.6%
Chr Hansen Holding A/S	134,910	6,792,810
DSV A/S	334,950	11,965,108
Genmab A/S(1)	89,060	8,000,384
Pandora A/S	174,220	20,129,458
		46,887,760
Finland — 0.9%
Amer Sports Oyj	180,030	4,935,367
France — 9.0%
APERAM SA(1)	39,520	1,336,409
Iliad SA	27,070	6,114,813
Ingenico Group	84,060	10,413,809
Nexans SA(1)	190,180	7,439,493
Societe BIC SA	38,040	6,038,021
Societe Television Francaise 1	343,240	5,519,442
Teleperformance	50,300	3,542,436
Thales SA	124,970	8,611,841
		49,016,264
Germany — 9.4%
Deutsche Annington Immobilien SE	95,730	3,135,154
Drillisch AG	183,700	8,311,527

Fraport AG Frankfurt Airport Services Worldwide	65,020	3,931,205
KION Group AG	148,750	6,620,043
MorphoSys AG(1)	45,710	3,233,030
ProSiebenSat.1 Media SE	120,120	5,850,678
Symrise AG	123,710	7,467,195
Zalando SE(1)	397,360	13,020,214
		51,569,046
India — 2.3%
Ashok Leyland Ltd.	2,380,800	3,234,091
Container Corp. Of India Ltd.	129,730	2,781,072
Hindustan Petroleum Corp. Ltd.	216,730	2,750,083
Indiabulls Housing Finance Ltd.	321,560	3,652,409
		12,417,655
Ireland — 0.8%
Smurfit Kappa Group plc	155,170	4,590,782
Israel — 0.5%
Caesarstone Sdot-Yam Ltd.	73,440	2,922,178
Italy — 0.4%
Moncler SpA	136,340	2,467,793
Japan — 19.8%
DeNA Co. Ltd.	202,600	3,703,234
Don Quijote Holdings Co. Ltd.	116,400	4,522,159
Haseko Corp.	499,100	5,874,671
HIS Co. Ltd.	165,300	5,665,208
Japan Exchange Group, Inc.	228,600	7,127,546
Koito Manufacturing Co. Ltd.	60,800	2,086,262
Laox Co. Ltd.(1)	1,389,000	4,811,977
M3, Inc.	170,600	3,957,002
Mabuchi Motor Co. Ltd.	58,600	2,740,644
MEIJI Holdings Co. Ltd.	47,600	7,754,361
Ono Pharmaceutical Co. Ltd.	84,600	10,802,227
Pigeon Corp.	204,400	5,420,431
Seibu Holdings, Inc.	241,600	5,304,897
Skylark Co. Ltd.	491,000	7,585,623
Sundrug Co. Ltd.	93,100	5,237,283
Suruga Bank Ltd.	351,600	6,745,755
Sysmex Corp.	105,200	6,386,539
Temp Holdings Co. Ltd.	98,400	4,399,126
Tosoh Corp.	776,000	3,667,654
TOTO Ltd.	313,000	4,616,192
		108,408,791
Netherlands — 1.3%
USG People NV	476,428	7,046,344
Russia — 0.5%
QIWI plc ADR	109,700	2,868,655
South Africa — 0.9%
Mr Price Group Ltd.	283,688	5,105,471
South Korea — 2.4%
CJ CheilJedang Corp.	15,270	5,073,862
Korea Aerospace Industries Ltd.	44,660	3,485,198
Medy-Tox, Inc.	10,320	4,442,115
		13,001,175

Spain — 3.7%
Cellnex Telecom SAU(1)	305,890	5,437,154
Gamesa Corp. Tecnologica SA	381,080	5,743,059
Melia Hotels International SA	482,040	6,883,226
Viscofan SA	33,690	1,965,873
		20,029,312
Sweden — 0.9%
Boliden AB	81,030	1,339,015
Lundin Petroleum AB(1)	270,920	3,539,304
		4,878,319
Switzerland — 3.6%
Chocoladefabriken Lindt & Spruengli AG	780	4,405,731
Kaba Holding AG	12,904	8,543,485
Lonza Group AG	49,170	6,744,884
		19,694,100
Taiwan — 2.1%
Catcher Technology Co. Ltd.	647,000	6,602,041
Hermes Microvision, Inc.	37,041	1,571,077
Makalot Industrial Co. Ltd.	358,475	3,018,876
Yuanta Financial Holding Co. Ltd.	125,663	50,403
		11,242,397
United Kingdom — 13.4%
Ashtead Group plc	212,100	3,058,816
Auto Trader Group plc(1)	1,156,400	6,038,062
Croda International plc	124,350	5,476,918
DCC plc	101,010	7,504,488
easyJet plc	150,230	3,850,245
Genel Energy plc(1)	501,790	2,711,320
Hays plc	1,863,470	4,529,128
Howden Joinery Group plc	960,960	7,040,304
London Stock Exchange Group plc	168,300	6,482,809
Persimmon plc	350,280	11,183,294
Provident Financial plc	128,530	5,774,174
Rightmove plc	73,710	4,195,554
St. James's Place plc	383,340	5,343,041
		73,188,153
TOTAL COMMON STOCKS (Cost $506,211,080)		540,302,776
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets ETF (Cost $1,377,423)	41,090	1,390,486
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $2,646,282), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $2,594,019)		2,594,017
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.750%, 8/15/42, valued at $8,825,438), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $8,649,005)		8,649,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,836,286	1,836,286
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,079,303)		13,079,303
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $520,667,806)		554,772,565
OTHER ASSETS AND LIABILITIES — (1.5)%		(8,176,371)
TOTAL NET ASSETS — 100.0%		$546,596,194

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	27.9%
Industrials	26.0%
Financials	10.8%
Health Care	10.7%
Information Technology	6.2%
Materials	5.4%
Consumer Staples	5.4%
Telecommunication Services	3.6%
Energy	2.0%
Utilities	0.8%
Exchange-Traded Funds	0.3%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	13,274,480	527,028,296	—
Exchange-Traded Funds	1,390,486	—	—
Temporary Cash Investments	1,836,286	11,243,017	—
	16,501,252	538,271,313	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$521,129,684
Gross tax appreciation of investments	$53,348,764
Gross tax depreciation of investments	(19,705,883)
Net tax appreciation (depreciation) of investments	$33,642,881

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2015

International Growth - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Australia — 0.8%
Qantas Airways Ltd.(1)	5,334,720	12,756,085
Belgium — 3.9%
Anheuser-Busch InBev NV	216,722	23,701,757
KBC Groep NV	430,210	28,564,933
UCB SA	192,590	14,596,406
		66,863,096
Canada — 0.7%
Alimentation Couche-Tard, Inc., B Shares	288,450	12,223,387
China — 1.6%
Baidu, Inc. ADR(1)	62,378	9,185,161
Tencent Holdings Ltd.	1,024,200	17,417,895
		26,603,056
Denmark — 2.9%
Novo Nordisk A/S, B Shares	201,466	11,182,880
Pandora A/S	337,572	39,003,222
		50,186,102
France — 9.2%
Accor SA	384,660	18,250,012
Carrefour SA	449,067	14,603,625
Criteo SA ADR(1)	275,030	10,783,926
Essilor International SA	137,455	16,411,690
Ingenico Group	70,260	8,704,190
Legrand SA	243,310	14,041,956
LVMH Moet Hennessy Louis Vuitton SE	104,950	17,506,466
Pernod-Ricard SA	160,830	16,878,067
Peugeot SA(1)	492,630	8,513,198
Total SA	516,600	23,654,780
Valeo SA	59,778	7,512,951
		156,860,861
Germany — 6.6%
Bayer AG	201,445	27,340,944
Continental AG	42,911	9,122,511
Fresenius Medical Care AG & Co. KGaA	308,200	23,590,211
Henkel AG & Co. KGaA Preference Shares	32,790	3,433,003
Symrise AG	231,160	13,952,928
Wirecard AG	291,112	12,124,413
Zalando SE(1)	709,422	23,245,486
		112,809,496
Hong Kong — 1.5%
AIA Group Ltd.	4,521,800	25,001,017
India — 0.5%
ICICI Bank Ltd. ADR	1,044,350	9,106,732
Indonesia — 0.6%
PT Bank Mandiri (Persero) Tbk	15,033,400	9,736,935
Ireland — 2.5%
Bank of Ireland(1)	49,410,422	19,683,306

Ryanair Holdings plc ADR	190,561	13,901,425
Smurfit Kappa Group plc	331,440	9,805,818
		43,390,549
Israel — 0.5%
Mobileye NV(1)	159,810	9,038,854
Italy — 4.1%
Intesa Sanpaolo SpA	11,442,150	41,780,759
Luxottica Group SpA	295,531	20,030,469
Mediaset SpA	1,830,960	8,777,306
		70,588,534
Japan — 18.3%
Daikin Industries Ltd.	176,800	10,555,354
Daito Trust Construction Co. Ltd.	101,200	11,077,032
Fuji Heavy Industries Ltd.	570,900	20,109,939
Isuzu Motors Ltd.	787,100	8,969,181
Japan Tobacco, Inc.	313,829	11,207,347
Keyence Corp.	43,000	20,000,577
Kubota Corp.	1,615,000	25,290,366
Minebea Co. Ltd.	890,000	10,666,639
Mizuho Financial Group, Inc.	6,560,300	13,457,719
Murata Manufacturing Co. Ltd.	140,800	20,382,233
Nidec Corp.	238,000	18,661,509
Nintendo Co. Ltd.	65,100	13,429,711
Nitori Holdings Co. Ltd.	210,300	16,739,349
Ono Pharmaceutical Co. Ltd.	104,000	13,279,334
ORIX Corp.	1,487,600	20,049,807
Ryohin Keikaku Co. Ltd.	90,000	20,014,022
Seven & i Holdings Co. Ltd.	468,700	20,451,380
Suzuki Motor Corp.	674,100	22,961,158
Unicharm Corp.	709,900	14,352,001
		311,654,658
Mexico — 0.4%
Cemex SAB de CV ADR(1)	762,802	5,995,624
Netherlands — 3.6%
Akzo Nobel NV	212,515	14,389,511
ING Groep NV CVA	1,360,642	20,833,803
NXP Semiconductors NV(1)	309,060	26,161,929
		61,385,243
Norway — 1.0%
Statoil ASA	1,147,529	17,187,341
Portugal — 1.1%
Jeronimo Martins SGPS SA	1,384,580	19,188,284
Spain — 1.5%
Cellnex Telecom SAU(1)	135,529	2,409,010
Industria de Diseno Textil SA	699,350	23,339,238
		25,748,248
Sweden — 2.4%
Electrolux AB	234,357	6,618,800
Sandvik AB	536,700	5,185,691
Skandinaviska Enskilda Banken AB, A Shares	1,548,032	18,020,146
Svenska Cellulosa AB, B Shares	389,970	11,119,626
		40,944,263

Switzerland — 12.0%
Adecco SA	344,558	27,072,032
Credit Suisse Group AG	736,100	19,760,818
Nestle SA	573,274	42,284,629
Novartis AG	536,538	52,563,129
Roche Holding AG	232,174	63,408,613
		205,089,221
United Kingdom — 22.8%
ARM Holdings plc	1,010,970	14,242,461
Ashtead Group plc	1,297,845	18,716,967
Associated British Foods plc	268,455	13,153,746
Aviva plc	1,924,710	14,149,760
BAE Systems plc	1,235,070	8,499,604
Barclays plc	4,996,940	19,968,506
Bunzl plc	473,540	12,533,901
Burberry Group plc	348,099	7,490,081
Carnival plc	415,010	20,960,347
Compass Group plc	957,690	15,107,209
Croda International plc	239,650	10,555,235
International Consolidated Airlines Group SA(1)	2,147,667	17,571,343
Johnson Matthey plc	431,763	17,729,561
Liberty Global plc, Class A(1)	493,760	23,759,731
London Stock Exchange Group plc	305,410	11,764,200
Prudential plc	918,170	19,783,044
Reckitt Benckiser Group plc	405,986	35,610,313
Rio Tinto plc	388,500	14,067,969
Shire plc	395,950	30,587,707
St. James's Place plc	1,466,841	20,445,012
Whitbread plc	279,814	20,418,586
Wolseley plc	349,350	22,351,751
		389,467,034
TOTAL COMMON STOCKS (Cost $1,471,481,271)		1,681,824,620
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $4,130,941), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $4,049,357)		4,049,354
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $13,775,100), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $13,501,008)		13,501,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,866,728	2,866,728
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,417,082)		20,417,082
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,491,898,353)		1,702,241,702
OTHER ASSETS AND LIABILITIES — 0.3%		5,841,107
TOTAL NET ASSETS — 100.0%		$1,708,082,809

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	21.1%
Financials	18.9%
Health Care	14.8%
Consumer Staples	14.0%
Industrials	12.7%
Information Technology	9.4%
Materials	5.1%
Energy	2.4%
Telecommunication Services	0.1%
Cash and Equivalents*	1.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	9,185,161	17,417,895	—
France	10,783,926	146,076,935	—
India	9,106,732	—	—
Ireland	13,901,425	29,489,124	—
Israel	9,038,854	—	—
Mexico	5,995,624	—	—
Netherlands	26,161,929	35,223,314	—
United Kingdom	23,759,731	365,707,303	—
Other Countries	—	979,976,667	—
Temporary Cash Investments	2,866,728	17,550,354	—
	110,800,110	1,591,441,592	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,496,878,797
Gross tax appreciation of investments	$267,667,114
Gross tax depreciation of investments	(62,304,209)
Net tax appreciation (depreciation) of investments	$205,362,905

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2015

International Opportunities - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Australia — 1.7%
Aristocrat Leisure Ltd.	437,090	2,625,305
Canada — 8.9%
CCL Industries, Inc., Class B	15,220	1,989,845
Concordia Healthcare Corp.	45,570	3,525,475
Descartes Systems Group, Inc. (The)(1)	74,870	1,295,258
Element Financial Corp.(1)	191,780	2,743,463
FirstService Corp.	37,260	1,194,325
Linamar Corp.	16,430	863,087
Raging River Exploration, Inc.(1)	154,520	987,772
Whitecap Resources, Inc.	105,140	907,068
		13,506,293
China — 3.9%
Cosmo Lady China Holdings Co. Ltd.	1,230,000	1,320,456
CT Environmental Group Ltd.	3,488,000	1,143,157
EVA Precision Industrial Holdings Ltd.	1,662,000	383,866
PAX Global Technology Ltd.	967,000	900,864
Vinda International Holdings Ltd.	179,000	345,064
Wasion Group Holdings Ltd.	914,000	880,972
Xinyi Solar Holdings Ltd.	2,828,000	945,093
		5,919,472
Denmark — 3.4%
Chr Hansen Holding A/S	46,550	2,343,824
Pandora A/S	4,910	567,304
Sydbank A/S	58,810	2,238,747
		5,149,875
Finland — 0.8%
Cramo Oyj	57,620	1,171,609
France — 8.1%
APERAM SA(1)	22,180	750,039
Criteo SA ADR(1)	17,280	677,549
Eurofins Scientific	7,210	2,417,907
Ingenico Group	8,980	1,112,491
Montupet	10,500	756,206
Nexity SA	47,270	2,113,541
Rubis SCA	21,210	1,505,164
Teleperformance	33,170	2,336,036
Worldline SA(1)	24,820	603,687
		12,272,620
Germany — 7.2%
Aurelius AG	26,890	1,303,544
CTS Eventim AG & Co. KGaA	44,430	1,554,297
Jungheinrich AG Preference Shares	16,900	1,181,858
Nordex SE(1)	28,130	811,564
NORMA Group	16,640	820,473
Sartorius AG Preference Shares	1,870	412,340
Stroeer SE	48,290	2,844,904

Wirecard AG	45,820	1,908,340
		10,837,320
Hong Kong — 0.5%
Melco International Development Ltd.	506,000	786,090
India — 1.7%
Indiabulls Housing Finance Ltd.	134,130	1,523,503
SKS Microfinance Ltd.(1)	161,740	1,124,820
		2,648,323
Israel — 1.9%
Frutarom Industries Ltd.	43,310	1,644,397
Mellanox Technologies Ltd.(1)	31,680	1,281,139
		2,925,536
Italy — 5.0%
Davide Campari-Milano SpA	192,720	1,440,297
FinecoBank Banca Fineco SpA	192,550	1,494,125
Interpump Group SpA	56,030	763,291
OVS SpA(1)	233,630	1,552,035
Salvatore Ferragamo SpA	35,176	951,294
Saras SpA(1)	532,880	1,355,004
		7,556,046
Japan — 24.0%
Anicom Holdings, Inc.(1)	46,500	996,853
Aoyama Trading Co. Ltd.	30,300	1,132,173
Asahi Intecc Co. Ltd.	42,000	1,702,726
DeNA Co. Ltd.	42,800	782,322
Financial Products Group Co. Ltd.	51,600	360,500
Haseko Corp.	191,200	2,250,525
Hoshizaki Electric Co. Ltd.	29,000	1,858,622
Invincible Investment Corp.	2,150	1,221,883
Jamco Corp.	29,100	1,144,942
Kaken Pharmaceutical Co. Ltd.	40,000	1,890,543
Kose Corp.	8,400	832,136
Kyoritsu Maintenance Co. Ltd.	12,100	739,564
M3, Inc.	48,200	1,117,981
Mitsubishi Pencil Co. Ltd.	22,500	987,339
Nifco, Inc.	28,000	1,094,733
Nihon M&A Center, Inc.	37,000	1,510,702
Nipro Corp.	67,300	769,952
NS Solutions Corp.	42,900	1,661,364
OSG Corp.	20,500	415,800
Penta-Ocean Construction Co. Ltd.	378,800	1,824,714
Resorttrust, Inc.	42,400	1,129,641
Ryohin Keikaku Co. Ltd.	10,900	2,423,920
Sanwa Holdings Corp.	47,100	359,364
Sohgo Security Services Co. Ltd.	25,500	1,114,777
Takeuchi Manufacturing Co. Ltd.	82,800	1,438,337
Temp Holdings Co. Ltd.	47,400	2,119,091
Tsuruha Holdings, Inc.	20,900	1,699,790
Zenkoku Hosho Co. Ltd.	51,000	1,840,434
		36,420,728
Malaysia — 0.6%
My EG Services Bhd	1,437,200	889,523

Netherlands — 2.0%
TKH Group NV	32,590	1,265,353
USG People NV	124,350	1,839,129
		3,104,482
Norway — 0.5%
Hoegh LNG Holdings Ltd.	51,610	786,101
Philippines — 0.6%
D&L Industries, Inc.	3,682,200	896,687
South Korea — 4.0%
Byucksan Corp.	148,810	1,214,133
Cosmax, Inc.	5,318	973,449
Cuckoo Electronics Co. Ltd.	4,680	1,080,228
Hanssem Co. Ltd.	5,050	1,359,903
NongShim Co. Ltd.	4,420	1,375,236
		6,002,949
Spain — 2.8%
Cellnex Telecom SAU(1)	57,860	1,028,454
Melia Hotels International SA	228,790	3,266,976
		4,295,430
Sweden — 2.7%
Avanza Bank Holding AB	22,390	920,354
Indutrade AB	16,120	770,584
Inwido AB	100,050	957,247
Nobia AB	116,310	1,365,605
		4,013,790
Switzerland — 5.5%
Leonteq AG	15,570	3,593,511
Straumann Holding AG	8,280	2,481,901
U-Blox AG	7,180	1,403,838
Ypsomed Holding AG	7,490	813,583
		8,292,833
Taiwan — 2.5%
Eclat Textile Co. Ltd.	139,000	2,091,237
Hota Industrial Manufacturing Co. Ltd.	319,000	961,824
PChome Online, Inc.	65,242	691,803
Poya International Co. Ltd.	760	7,358
		3,752,222
United Kingdom — 11.4%
Auto Trader Group plc(1)	375,930	1,962,892
Bellway plc	81,360	3,078,354
Domino's Pizza Group plc	109,210	1,439,079
Essentra plc	56,000	726,633
Galliford Try plc	42,090	1,113,289
Hays plc	611,850	1,487,090
Hikma Pharmaceuticals plc	59,690	2,078,784
Redrow plc	224,600	1,656,720
Rightmove plc	30,600	1,741,744
Telit Communications plc(1)	154,350	775,758
Virgin Money Holdings UK plc	181,850	1,182,441
		17,242,784
TOTAL COMMON STOCKS (Cost $130,033,894)		151,096,018

RIGHTS†
Taiwan†
PChome Online, Inc.(1) (Cost $—)	3,934	—
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $157,511), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $154,400)		154,400
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $526,969), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $514,000)		514,000
State Street Institutional Liquid Reserves Fund, Premier Class	110,067	110,067
TOTAL TEMPORARY CASH INVESTMENTS (Cost $778,467)		778,467
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $130,812,361)		151,874,485
OTHER ASSETS AND LIABILITIES — (0.2)%		(378,623)
TOTAL NET ASSETS — 100.0%		$151,495,862

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	26.6%
Industrials	19.0%
Financials	15.8%
Information Technology	11.8%
Health Care	11.4%
Materials	5.5%
Consumer Staples	4.5%
Energy	2.6%
Utilities	1.8%
Telecommunication Services	0.7%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,958,688	149,137,330	—
Rights	—	—	—
Temporary Cash Investments	110,067	668,400	—
	2,068,755	149,805,730	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$131,314,014
Gross tax appreciation of investments	$23,801,591
Gross tax depreciation of investments	(3,241,120)
Net tax appreciation (depreciation) of investments	$20,560,471

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2015

International Value - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%
Australia — 5.3%
Australia & New Zealand Banking Group Ltd.	33,082	657,551
BHP Billiton Ltd.	16,552	296,601
CIMIC Group Ltd.	14,457	240,850
Commonwealth Bank of Australia	3,418	182,626
Downer EDI Ltd.	48,311	124,457
Independence Group NL	52,908	124,628
Lend Lease Group	65,918	653,933
Qantas Airways Ltd.(1)	143,125	342,233
Telstra Corp. Ltd.	75,920	311,744
Westpac Banking Corp.	44,168	977,540
Woodside Petroleum Ltd.	17,553	402,979
		4,315,142
Belgium — 1.4%
bpost SA	13,484	328,950
KBC Groep NV	12,207	810,516
		1,139,466
Brazil — 0.2%
JBS SA	48,900	189,443
China — 0.5%
China Merchants Bank Co. Ltd., H Shares	161,000	383,489
Denmark — 0.7%
Vestas Wind Systems A/S	10,573	565,103
Finland — 0.4%
UPM-Kymmene Oyj	20,594	343,639
France — 10.0%
APERAM SA(1)	1,159	39,193
AXA SA	51,527	1,299,528
BNP Paribas SA	3,194	201,680
CGG SA(1)	47,275	226,151
Credit Agricole SA	16,642	225,685
Engie	41,244	739,817
Eutelsat Communications SA	7,668	231,250
Faurecia	13,551	489,186
Metropole Television SA	6,483	125,383
Orange SA	40,825	645,488
Peugeot SA(1)	46,487	803,347
Sanofi	14,308	1,415,634
Suez Environnement Co.	13,058	235,694
Technicolor SA	25,032	185,926
Total SA	10,486	480,147
Valeo SA	6,378	801,593
		8,145,702
Germany — 7.1%
Allianz SE	6,014	959,990
BASF SE	2,678	215,828
Deutsche Telekom AG	45,977	786,537

Dialog Semiconductor plc(1)	1,063	51,012
Duerr AG	8,179	633,287
E.ON SE	48,922	554,743
Grand City Properties SA	14,264	252,260
Hannover Rueck SE	2,747	279,340
Merck KGaA	1,788	171,086
Metro AG	19,527	570,375
Nordex SE(1)	6,157	177,633
ProSiebenSat.1 Media SE	11,332	551,947
Salzgitter AG	5,672	176,783
Siemens AG	3,366	334,128
		5,714,949
Hong Kong — 3.8%
BOC Hong Kong Holdings Ltd.	172,500	583,158
CK Hutchison Holdings Ltd.	26,000	346,553
Dah Sing Banking Group Ltd.	61,200	115,608
Hang Seng Bank Ltd.	27,700	492,878
Link REIT	149,500	792,827
New World Development Co. Ltd.	326,000	331,466
WH Group Ltd.(1)	866,500	455,049
		3,117,539
Israel — 1.5%
Bank Hapoalim BM	168,328	854,004
Bezeq The Israeli Telecommunication Corp. Ltd.	36,778	66,080
Mizrahi Tefahot Bank Ltd.	5,089	59,276
Teva Pharmaceutical Industries Ltd.	4,063	266,080
		1,245,440
Italy — 3.6%
A2A SpA	219,798	269,831
Enel SpA	91,153	410,786
ENI SpA	78,614	1,290,611
Exor SpA	6,534	300,397
Fiat Chrysler Automobiles NV(1)	29,922	421,056
UnipolSai SpA	99,099	227,079
		2,919,760
Japan — 21.6%
Canon, Inc.	36,500	1,116,060
Central Japan Railway Co.	4,800	787,297
Chiba Bank Ltd. (The)	58,000	423,393
FUJIFILM Holdings Corp.	15,000	617,272
Hachijuni Bank Ltd. (The)	5,000	34,561
Honda Motor Co., Ltd.	7,600	239,720
Iida Group Holdings Co. Ltd.	15,300	271,080
ITOCHU Corp.	36,600	439,405
Jafco Co. Ltd.	2,700	118,035
Japan Airlines Co. Ltd.	25,600	911,156
JX Holdings, Inc.	231,300	894,598
KDDI Corp.	13,300	331,088
Medipal Holdings Corp.	16,200	280,746
Mitsubishi Chemical Holdings Corp.	139,300	793,620
Mitsubishi Motors Corp.	5,900	45,308
Mitsubishi UFJ Financial Group, Inc.	164,300	1,084,311
Mixi, Inc.	1,900	65,352

Mizuho Financial Group, Inc.	77,000	157,957
Murata Manufacturing Co. Ltd.	900	130,284
Nippon Telegraph & Telephone Corp.	24,600	939,380
Nitto Denko Corp.	1,600	107,850
NOK Corp.	5,600	138,574
NTT DoCoMo, Inc.	16,500	345,488
OKUMA Corp.	39,000	309,143
ORIX Corp.	15,800	212,952
Panasonic Corp.	27,700	305,594
Sankyu, Inc.	48,000	241,514
SBI Holdings, Inc.	31,500	383,503
Seven Bank Ltd.	113,500	484,951
Sony Corp.(1)	33,600	876,341
Sumitomo Chemical Co. Ltd.	151,000	752,291
Sumitomo Heavy Industries Ltd.	93,000	405,031
Sumitomo Mitsui Financial Group, Inc.	36,800	1,506,786
Takeda Pharmaceutical Co., Ltd.	10,100	496,690
Teijin Ltd.	107,000	340,677
Tokyo Electric Power Co., Inc.(1)	38,200	261,525
Toyota Motor Corp.	4,600	272,885
Yamazaki Baking Co. Ltd.	26,000	438,570
		17,560,988
Netherlands — 2.3%
ING Groep NV CVA	62,446	956,157
Koninklijke Ahold NV	45,120	891,873
		1,848,030
New Zealand — 0.2%
Meridian Energy Ltd.	64,205	89,932
Mighty River Power Ltd.	45,212	79,375
		169,307
Norway — 0.9%
Salmar ASA	3,975	60,546
TGS Nopec Geophysical Co. ASA	34,026	658,119
		718,665
Portugal — 1.0%
EDP - Energias de Portugal SA	230,110	807,190
Singapore — 1.3%
Oversea-Chinese Banking Corp. Ltd.	73,000	461,989
United Overseas Bank Ltd.	20,900	287,050
Yangzijiang Shipbuilding Holdings Ltd.	417,500	325,467
		1,074,506
South Korea — 0.4%
Lotte Chemical Corp.	257	53,671
SK Hynix, Inc.	7,441	225,227
		278,898
Spain — 4.0%
Banco Santander SA	217,682	1,333,725
Endesa SA	25,089	520,842
Mapfre SA	204,491	603,505
Telefonica SA	58,176	821,904
		3,279,976
Sweden — 2.6%
Axfood AB	7,334	124,226

Boliden AB	3,691	60,994
Electrolux AB	16,992	479,895
Investment AB Kinnevik, B Shares	17,053	482,020
Investor AB, B Shares	18,942	682,189
Peab AB	34,634	246,275
		2,075,599
Switzerland — 4.7%
Nestle SA	10,176	750,581
Novartis AG	2,977	291,649
Roche Holding AG	3,070	838,442
Swiss Reinsurance Co.	9,510	817,054
Zurich Insurance Group AG	4,075	1,120,082
		3,817,808
Taiwan — 0.6%
AU Optronics Corp.	476,000	153,614
Highwealth Construction Corp.	113,000	174,696
Innolux Corp.	408,000	144,210
		472,520
United Kingdom — 23.1%
AstraZeneca plc	27,372	1,710,442
Aviva plc	154,182	1,133,489
Barclays plc	48,618	194,285
BHP Billiton plc	41,394	710,639
BP plc	227,072	1,245,211
British Land Co. plc	1,497	18,670
BT Group plc	139,989	932,615
Centrica plc	18,917	69,937
Debenhams plc	86,227	99,911
Direct Line Insurance Group plc	117,603	632,490
Evraz plc(1)	142,219	171,124
GlaxoSmithKline plc	24,171	495,168
Go-Ahead Group plc	5,752	223,372
HSBC Holdings plc	211,006	1,663,639
Imperial Tobacco Group plc	15,893	763,530
Investec plc	93,397	760,431
Land Securities Group plc	8,378	159,536
Legal & General Group plc	202,135	776,568
Lloyds Banking Group plc	294,032	345,670
Man Group plc	91,474	225,208
Marks & Spencer Group plc	72,856	577,682
Rio Tinto plc	28,256	1,023,178
Royal Dutch Shell plc, B Shares	66,245	1,728,504
Royal Mail plc	77,758	550,294
Segro plc	23,363	149,023
Sky plc	40,000	638,583
SSE plc	4,071	91,148
Standard Chartered plc	20,360	236,258
Vedanta Resources plc	11,303	94,071
Vodafone Group plc	130,443	450,124
WM Morrison Supermarkets plc	329,703	846,659
		18,717,459
TOTAL COMMON STOCKS (Cost $84,555,257)		78,900,618

EXCHANGE-TRADED FUNDS — 2.0%
iShares MSCI EAFE Value ETF	26,483	1,298,726
iShares MSCI Japan ETF	26,700	323,604
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,805,551)		1,622,330
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $86,360,808)		80,522,948
OTHER ASSETS AND LIABILITIES — 0.8%		622,459
TOTAL NET ASSETS — 100.0%		$81,145,407

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	35.1%
Consumer Discretionary	9.4%
Industrials	8.8%
Energy	8.5%
Health Care	7.2%
Telecommunication Services	7.1%
Materials	6.6%
Consumer Staples	6.2%
Utilities	5.0%
Information Technology	3.3%
Exchange-Traded Funds	2.0%
Other Assets and Liabilities	0.8%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	78,900,618	—
Exchange-Traded Funds	1,622,330	—	—
	1,622,330	78,900,618	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$86,402,445
Gross tax appreciation of investments	$2,833,933
Gross tax depreciation of investments	(8,713,430)
Net tax appreciation (depreciation) of investments	$(5,879,497)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
August 31, 2015

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 93.1%
Brazil — 5.5%
BB Seguridade Participacoes SA	336,600	2,674,868
BRF SA ADR	193,596	3,688,004
Cielo SA	431,680	4,563,608
Itau Unibanco Holding SA ADR	522,909	3,827,694
Raia Drogasil SA	169,900	1,843,455
Ultrapar Participacoes SA	232,600	4,104,725
		20,702,354
Chile — 0.1%
SACI Falabella	81,256	498,323
China — 24.7%
Beijing Enterprises Water Group Ltd.	6,702,000	4,799,466
CAR, Inc.(1)	1,578,000	2,748,756
China Gas Holdings Ltd.	3,008,000	4,393,592
China Mobile Ltd.	815,000	9,874,581
China Overseas Land & Investment Ltd.	2,072,000	6,068,916
China Railway Construction Corp. Ltd., H Shares	2,652,500	3,477,319
CNOOC Ltd.	3,028,000	3,754,696
Ctrip.com International Ltd. ADR(1)	74,770	4,968,466
Industrial & Commercial Bank of China Ltd., H Shares	15,292,095	9,037,077
KWG Property Holding Ltd.	5,660,500	3,578,874
PAX Global Technology Ltd.	1,867,000	1,739,310
Ping An Insurance Group Co., H Shares	1,536,500	7,523,845
Shenzhou International Group Holdings Ltd.	1,213,000	6,127,567
Sinotrans Ltd., H Shares	4,041,000	1,856,241
Tencent Holdings Ltd.	884,400	15,040,409
Vipshop Holdings Ltd. ADR(1)	243,812	4,386,178
Xinyi Solar Holdings Ltd.	11,080,000	3,702,841
		93,078,134
Egypt — 1.0%
Commercial International Bank Egypt S.A.E.	569,430	3,600,549
Greece — 0.5%
Titan Cement Co. SA	80,580	1,692,717
India — 6.7%
Bharti Infratel Ltd.	869,904	5,231,202
HCL Technologies Ltd.	291,078	4,251,994
HDFC Bank Ltd.	468,082	7,234,763
ICICI Bank Ltd. ADR	408,175	3,559,286
Larsen & Toubro Ltd.	212,360	5,120,599
		25,397,844
Indonesia — 2.6%
PT Bank Rakyat Indonesia (Persero) Tbk	3,944,000	2,982,562
PT Matahari Department Store Tbk	2,834,100	3,535,061
PT Siloam International Hospitals Tbk	3,028,300	3,254,614
		9,772,237
Mexico — 7.4%
Alsea SAB de CV	1,270,348	3,929,409

Cemex SAB de CV ADR(1)	734,497	5,773,146
Corp. Inmobiliaria Vesta SAB de CV	1,655,190	2,569,803
Fomento Economico Mexicano SAB de CV ADR	56,748	5,052,275
Grupo Aeroportuario del Centro Norte Sab de CV	822,282	4,273,391
Grupo Mexico SAB de CV	1,075,717	2,728,607
Infraestructura Energetica Nova SAB de CV	829,980	3,689,959
		28,016,590
Peru — 1.4%
Credicorp Ltd.	46,981	5,166,970
Philippines — 1.5%
Ayala Land, Inc.	2,473,100	1,897,429
Universal Robina Corp.	906,280	3,737,272
		5,634,701
Poland — 1.6%
Alior Bank SA(1)	121,793	2,832,628
Powszechny Zaklad Ubezpieczen SA	27,743	3,165,212
		5,997,840
Qatar — 0.5%
Qatar National Bank SAQ	40,444	1,988,266
Russia — 4.0%
Magnit PJSC GDR	42,007	2,080,285
MMC Norilsk Nickel PJSC ADR	72,907	1,146,264
NovaTek OAO GDR	53,130	5,048,194
QIWI plc ADR	116,989	3,059,262
X5 Retail Group NV GDR(1)	228,396	3,725,437
		15,059,442
South Africa — 6.1%
Aspen Pharmacare Holdings Ltd.	146,218	3,776,814
Capitec Bank Holdings Ltd.	109,855	4,000,218
Discovery Holdings Ltd.	511,433	5,168,655
Mr Price Group Ltd.	203,867	3,668,949
Naspers Ltd., N Shares	49,300	6,391,082
		23,005,718
South Korea — 12.2%
Amorepacific Corp.	11,739	3,756,679
CJ CheilJedang Corp.	10,653	3,539,741
CJ Korea Express Co. Ltd.(1)	26,889	4,046,706
COSON Co. Ltd.(1)	79,060	1,978,589
Coway Co. Ltd.	25,624	1,828,506
Hyundai Development Co-Engineering & Construction	61,248	3,101,886
LG Chem Ltd.	19,364	3,831,051
LG Household & Health Care Ltd.	6,882	4,666,552
Medy-Tox, Inc.	11,566	4,978,441
Samsung Electronics Co. Ltd.	13,183	12,138,057
Samsung Fire & Marine Insurance Co. Ltd.	9,950	2,267,195
		46,133,403
Taiwan — 10.8%
Eclat Textile Co. Ltd.	417,000	6,273,712
Ginko International Co. Ltd.	286,000	2,918,367
Hota Industrial Manufacturing Co. Ltd.	1,799,000	5,424,204
PChome Online, Inc.	213,910	2,268,224
President Chain Store Corp.	884,000	5,909,454
Taiwan Paiho Ltd.	1,342,000	3,081,123

Taiwan Semiconductor Manufacturing Co. Ltd.	3,463,774	13,733,306
Uni-President Enterprises Corp.	630,000	1,123,064
		40,731,454
Thailand — 4.0%
Airports of Thailand PCL	448,800	3,455,678
CP ALL PCL	4,261,200	6,062,804
Kasikornbank PCL	421,600	2,128,877
Thaicom PCL	3,900,400	3,427,608
		15,074,967
Turkey — 2.5%
TAV Havalimanlari Holding AS	483,353	3,902,964
Tofas Turk Otomobil Fabrikasi AS	572,141	3,548,481
Ulker Biskuvi Sanayi AS	316,842	1,948,759
		9,400,204
Turkmenistan†
Dragon Oil plc	11,008	135,201
TOTAL COMMON STOCKS (Cost $340,085,573)		351,086,914
EXCHANGE-TRADED FUNDS — 1.6%
iShares MSCI Emerging Markets ETF (Cost $6,442,334)	170,050	5,754,492
RIGHTS†
Taiwan†
PChome Online, Inc.(1) (Cost $—)	12,900	—
TEMPORARY CASH INVESTMENTS — 6.0%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $4,582,733), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $4,492,228)		4,492,224
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $15,279,600), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $14,978,008)		14,978,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,180,031	3,180,031
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,650,255)		22,650,255
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $369,178,162)		379,491,661
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,467,378)
TOTAL NET ASSETS — 100.0%		$377,024,283

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.5%
Information Technology	16.0%
Consumer Discretionary	14.3%
Consumer Staples	12.6%
Industrials	8.9%
Telecommunication Services	4.9%
Materials	4.0%
Health Care	4.0%
Utilities	3.5%
Energy	3.4%
Exchange-Traded Funds	1.6%
Cash and Equivalents*	5.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	7,515,698	13,186,656	—
China	9,354,644	83,723,490	—
India	3,559,286	21,838,558	—
Mexico	10,825,421	17,191,169	—
Peru	5,166,970	—	—
Russia	3,059,262	12,000,180	—
Other Countries	—	163,665,580	—
Exchange-Traded Funds	5,754,492	—	—
Rights	—	—	—
Temporary Cash Investments	3,180,031	19,470,224	—
	48,415,804	331,075,857	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$371,203,123
Gross tax appreciation of investments	$38,669,333
Gross tax depreciation of investments	(30,380,795)
Net tax appreciation (depreciation) of investments	$8,288,538

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
August 31, 2015

NT International Growth - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.8%
Australia — 0.7%
Qantas Airways Ltd.(1)	2,370,840	5,669,020
Belgium — 3.8%
Anheuser-Busch InBev NV	95,788	10,475,835
KBC Groep NV	191,750	12,731,749
UCB SA	85,870	6,508,092
		29,715,676
Canada — 0.7%
Alimentation Couche-Tard, Inc., B Shares	128,660	5,452,109
China — 1.5%
Baidu, Inc. ADR(1)	27,770	4,089,133
Tencent Holdings Ltd.	455,900	7,753,191
		11,842,324
Denmark — 2.8%
Novo Nordisk A/S, B Shares	82,640	4,587,142
Pandora A/S	150,160	17,349,555
		21,936,697
France — 8.9%
Accor SA	172,460	8,182,283
Carrefour SA	198,486	6,454,750
Criteo SA ADR(1)	119,780	4,696,574
Essilor International SA	58,911	7,033,786
Ingenico Group	31,500	3,902,391
Legrand SA	109,080	6,295,247
LVMH Moet Hennessy Louis Vuitton SE	46,710	7,791,587
Pernod-Ricard SA	70,000	7,346,046
Peugeot SA(1)	219,310	3,789,922
Total SA	225,010	10,303,063
Valeo SA	26,590	3,341,854
		69,137,503
Germany — 6.7%
Bayer AG	89,040	12,084,875
Continental AG	18,041	3,835,362
Fresenius Medical Care AG & Co. KGaA	137,420	10,518,387
Henkel AG & Co. KGaA Preference Shares	14,900	1,559,980
Symrise AG	138,200	8,341,818
Wirecard AG	129,546	5,395,412
Zalando SE(1)	315,552	10,339,628
		52,075,462
Hong Kong — 1.4%
AIA Group Ltd.	2,028,000	11,212,805
India — 0.5%
ICICI Bank Ltd. ADR	462,420	4,032,302
Indonesia — 0.6%
PT Bank Mandiri (Persero) Tbk	6,644,600	4,303,620
Ireland — 2.4%
Bank of Ireland(1)	20,973,526	8,355,086

Ryanair Holdings plc ADR	84,756	6,182,950
Smurfit Kappa Group plc	148,320	4,388,122
		18,926,158
Israel — 0.5%
Mobileye NV(1)	69,410	3,925,830
Italy — 4.0%
Intesa Sanpaolo SpA	5,099,900	18,622,173
Luxottica Group SpA	126,654	8,584,341
Mediaset SpA	816,440	3,913,872
		31,120,386
Japan — 17.0%
Daikin Industries Ltd.	78,700	4,698,566
Daito Trust Construction Co. Ltd.	44,100	4,827,047
Fuji Heavy Industries Ltd.	254,600	8,968,279
Isuzu Motors Ltd.	329,800	3,758,145
Keyence Corp.	19,600	9,116,542
Kubota Corp.	688,000	10,773,852
Minebea Co. Ltd.	387,000	4,638,190
Mizuho Financial Group, Inc.	2,899,600	5,948,204
Murata Manufacturing Co. Ltd.	62,800	9,090,939
Nidec Corp.	105,900	8,303,587
Nintendo Co. Ltd.	28,900	5,961,884
Nitori Holdings Co. Ltd.	93,600	7,450,324
Ono Pharmaceutical Co. Ltd.	44,700	5,707,560
ORIX Corp.	657,500	8,861,756
Ryohin Keikaku Co. Ltd.	40,000	8,895,121
Seven & i Holdings Co. Ltd.	209,000	9,119,561
Suzuki Motor Corp.	297,900	10,147,054
Unicharm Corp.	304,100	6,147,970
		132,414,581
Mexico — 0.3%
Cemex SAB de CV ADR(1)	339,279	2,666,733
Netherlands — 3.5%
Akzo Nobel NV	92,311	6,250,430
ING Groep NV CVA	610,290	9,344,605
NXP Semiconductors NV(1)	137,440	11,634,296
		27,229,331
Norway — 1.0%
Statoil ASA	499,560	7,482,258
Portugal — 1.1%
Jeronimo Martins SGPS SA	620,770	8,602,978
Spain — 1.5%
Cellnex Telecom SAU(1)	61,605	1,095,020
Industria de Diseno Textil SA	304,505	10,162,172
		11,257,192
Sweden — 2.4%
Electrolux AB	102,985	2,908,542
Sandvik AB	240,170	2,320,565
Skandinaviska Enskilda Banken AB, A Shares	692,730	8,063,849
Svenska Cellulosa AB, B Shares	173,880	4,958,024
		18,250,980
Switzerland — 12.4%
Adecco SA	154,190	12,114,758

Chocoladefabriken Lindt & Spruengli AG	920	5,196,503
Credit Suisse Group AG	325,350	8,734,115
Nestle SA	254,990	18,808,035
Novartis AG	234,346	22,958,223
Roche Holding AG	103,184	28,180,392
		95,992,026
United Kingdom — 22.1%
ARM Holdings plc	449,990	6,339,421
Ashtead Group plc	563,703	8,129,484
Associated British Foods plc	116,703	5,718,208
Aviva plc	857,870	6,306,745
BAE Systems plc	538,450	3,705,548
Barclays plc	2,228,910	8,907,052
Bunzl plc	209,300	5,539,860
Burberry Group plc	154,834	3,331,579
Carnival plc	176,600	8,919,297
Compass Group plc	424,190	6,691,442
Croda International plc	106,630	4,696,452
International Consolidated Airlines Group SA(1)	924,412	7,563,165
Johnson Matthey plc	190,838	7,836,415
Liberty Global plc, Class A(1)	220,690	10,619,603
London Stock Exchange Group plc	136,180	5,245,567
Prudential plc	405,830	8,744,081
Reckitt Benckiser Group plc	180,630	15,843,627
Rio Tinto plc	166,836	6,041,297
Shire plc	175,000	13,519,002
St. James's Place plc	639,790	8,917,473
Whitbread plc	123,938	9,044,003
Wolseley plc	155,240	9,932,405
		171,591,726
TOTAL COMMON STOCKS (Cost $656,356,569)		744,837,697
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE ETF (Cost $3,619,056)	59,280	3,555,022
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $5,125,025), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $5,023,809)		5,023,805
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $17,085,000), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $16,750,009)		16,750,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,556,736	3,556,736
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,330,541)		25,330,541
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $685,306,166)		773,723,260
OTHER ASSETS AND LIABILITIES — 0.4%		3,473,017
TOTAL NET ASSETS — 100.0%		$777,196,277

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.3%
Financials	18.3%
Health Care	14.2%
Consumer Staples	13.7%
Industrials	12.4%
Information Technology	9.3%
Materials	5.1%
Energy	2.3%
Telecommunication Services	0.2%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	3.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	4,089,133	7,753,191	—
France	4,696,574	64,440,929	—
India	4,032,302	—	—
Ireland	6,182,950	12,743,208	—
Israel	3,925,830	—	—
Mexico	2,666,733	—	—
Netherlands	11,634,296	15,595,035	—
United Kingdom	10,619,603	160,972,123	—
Other Countries	—	435,485,790	—
Exchange-Traded Funds	3,555,022	—	—
Temporary Cash Investments	3,556,736	21,773,805	—
	54,959,179	718,764,081	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$688,661,717
Gross tax appreciation of investments	$110,676,041
Gross tax depreciation of investments	(25,614,498)
Net tax appreciation (depreciation) of investments	$85,061,543

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
August 31, 2015

NT International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Australia — 6.2%
Aristocrat Leisure Ltd.	458,984	2,756,808
Echo Entertainment Group Ltd.	399,302	1,398,083
Magellan Financial Group Ltd.	109,935	1,498,987
Qantas Airways Ltd.(1)	2,213,843	5,293,618
Sydney Airport	287,653	1,177,073
		12,124,569
Canada — 6.8%
Cineplex, Inc.	26,277	955,927
Concordia Healthcare Corp.	48,859	3,779,925
Element Financial Corp.(1)	362,187	5,181,179
IMAX Corp.(1)	36,624	1,148,162
Linamar Corp.	11,196	588,139
PrairieSky Royalty Ltd.	26,184	548,519
Shopify, Inc., Class A(1)	35,838	986,978
		13,188,829
China — 0.6%
Beijing Enterprises Water Group Ltd.	1,582,000	1,132,909
Denmark — 9.1%
ALK-Abello A/S	10,406	1,267,241
Ambu A/S, B Shares	40,007	1,239,063
Chr Hansen Holding A/S	47,294	2,381,285
DSV A/S	116,673	4,167,801
Genmab A/S(1)	31,130	2,796,451
Pandora A/S	51,127	5,907,237
		17,759,078
Finland — 1.0%
Amer Sports Oyj	66,966	1,835,815
France — 10.8%
APERAM SA(1)	14,004	473,559
Eurofins Scientific	7,787	2,611,407
Euronext NV	65,759	3,009,586
Ingenico Group	27,734	3,435,838
Nexans SA(1)	67,195	2,628,546
Nexity SA	47,497	2,123,690
Rubis SCA	31,709	2,250,223
Societe BIC SA	13,189	2,093,466
Societe Television Francaise 1	77,055	1,239,077
Teleperformance	17,429	1,227,458
		21,092,850
Germany — 8.2%
Drillisch AG	69,409	3,140,418
Fraport AG Frankfurt Airport Services Worldwide	22,957	1,388,014
Grand City Properties SA	59,392	1,050,353
KION Group AG	51,693	2,300,571
MorphoSys AG(1)	15,743	1,113,489
Symrise AG	37,306	2,251,808

Zalando SE(1)	144,327	4,729,133
		15,973,786
Ireland — 0.8%
Smurfit Kappa Group plc	54,783	1,620,783
Israel — 1.1%
Caesarstone Sdot-Yam Ltd.	28,769	1,144,718
Partner Communications Co. Ltd.(1)	235,377	1,026,834
		2,171,552
Italy — 1.9%
De' Longhi	109,543	2,711,698
Moncler SpA	48,145	871,438
		3,583,136
Japan — 25.5%
Anicom Holdings, Inc.(1)	58,800	1,260,537
Asahi Intecc Co. Ltd.	37,400	1,516,237
COOKPAD, Inc.	51,800	1,075,437
DeNA Co. Ltd.	72,600	1,327,023
Don Quijote Holdings Co. Ltd.	41,100	1,596,742
Financial Products Group Co. Ltd.	149,300	1,043,074
Haseko Corp.	148,800	1,751,455
HIS Co. Ltd.	57,900	1,984,365
Hoshizaki Electric Co. Ltd.	27,100	1,736,850
Japan Exchange Group, Inc.	68,500	2,135,769
Japan Hotel REIT Investment Corp.	991	613,065
Juroku Bank Ltd. (The)	398,000	1,628,309
Kaken Pharmaceutical Co. Ltd.	10,000	472,636
Koito Manufacturing Co. Ltd.	20,900	717,153
Laox Co. Ltd.(1)	485,000	1,680,208
M3, Inc.	59,800	1,387,038
Mabuchi Motor Co. Ltd.	20,700	968,111
Nipro Corp.	53,800	615,504
Ono Pharmaceutical Co. Ltd.	26,800	3,421,982
Pigeon Corp.	79,900	2,118,848
Seibu Holdings, Inc.	84,300	1,851,005
Skylark Co. Ltd.	214,900	3,320,062
Sundrug Co. Ltd.	33,000	1,856,395
Suruga Bank Ltd.	123,200	2,363,700
Sysmex Corp.	35,300	2,143,011
Takeuchi Manufacturing Co. Ltd.	101,700	1,766,653
Temp Holdings Co. Ltd.	66,900	2,990,869
Tosoh Corp.	278,000	1,313,927
TOTO Ltd.	111,000	1,637,052
Zenkoku Hosho Co. Ltd.	38,000	1,371,304
		49,664,321
Netherlands — 1.8%
USG People NV	239,934	3,548,611
New Zealand — 0.8%
Air New Zealand Ltd.	987,591	1,546,060
Spain — 4.3%
Cellnex Telecom SAU(1)	92,708	1,647,872
Gamesa Corp. Tecnologica SA	135,757	2,045,923
Inmobiliaria Colonial SA(1)	1,951,759	1,373,235
Melia Hotels International SA	184,335	2,632,187

Viscofan SA	11,948	697,188
		8,396,405
Sweden — 2.4%
Boliden AB	28,714	474,497
Lundin Petroleum AB(1)	95,018	1,241,317
RaySearch Laboratories AB(1)	136,721	1,808,735
Thule Group AB (The)	97,535	1,169,360
		4,693,909
Switzerland — 2.7%
Kaba Holding AG	4,539	3,005,183
Lonza Group AG	16,908	2,319,351
		5,324,534
United Kingdom — 15.2%
Auto Trader Group plc(1)	412,948	2,156,179
Croda International plc	33,651	1,482,137
DCC plc	36,434	2,706,846
Domino's Pizza Group plc	54,034	712,015
easyJet plc	51,149	1,310,898
Genel Energy plc(1)	177,460	958,869
Hays plc	849,297	2,064,200
Howden Joinery Group plc	367,994	2,696,043
London Stock Exchange Group plc	28,824	1,110,282
Persimmon plc	120,131	3,835,390
Provident Financial plc	44,672	2,006,877
Rightmove plc	37,480	2,133,352
St. James's Place plc	135,899	1,894,177
Telit Communications plc(1)	96,337	484,186
Virgin Money Holdings UK plc	299,573	1,947,910
Zoopla Property Group plc	491,496	1,979,984
		29,479,345
TOTAL COMMON STOCKS (Cost $189,246,343)		193,136,492
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets ETF (Cost $489,088)	14,590	493,726
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $667,284), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $654,106)		654,105
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,225,450), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $2,180,001)		2,180,000
State Street Institutional Liquid Reserves Fund, Premier Class	463,958	463,958
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,298,063)		3,298,063
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $193,033,494)		196,928,281
OTHER ASSETS AND LIABILITIES — (1.2)%		(2,296,391)
TOTAL NET ASSETS — 100.0%		$194,631,890

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	25.0%
Industrials	24.9%
Financials	16.1%
Health Care	13.5%
Information Technology	5.9%
Materials	5.2%
Telecommunication Services	2.9%
Consumer Staples	2.5%
Utilities	1.8%
Energy	1.4%
Exchange-Traded Funds	0.3%
Cash and Equivalents*	0.5%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,279,858	189,856,634	—
Exchange-Traded Funds	493,726	—	—
Temporary Cash Investments	463,958	2,834,105	—
	4,237,542	192,690,739	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$193,287,761
Gross tax appreciation of investments	$10,327,766
Gross tax depreciation of investments	(6,687,246)
Net tax appreciation (depreciation) of investments	$3,640,520

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
August 31, 2015

NT International Value - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 5.5%
Australia & New Zealand Banking Group Ltd.	366,205	7,278,832
BHP Billiton Ltd.	111,743	2,002,362
CIMIC Group Ltd.	111,042	1,849,929
Commonwealth Bank of Australia	45,533	2,432,859
Downer EDI Ltd.	309,768	798,016
Independence Group NL	470,024	1,107,171
Lend Lease Group	577,466	5,728,695
Qantas Airways Ltd.(1)	1,351,861	3,232,495
Telstra Corp. Ltd.	1,009,346	4,144,598
Westpac Banking Corp.	364,161	8,059,727
Woodside Petroleum Ltd.	175,241	4,023,153
		40,657,837
Belgium — 1.4%
bpost SA	142,979	3,488,052
KBC Groep NV	104,158	6,915,846
		10,403,898
Brazil — 0.2%
JBS SA	471,500	1,826,638
China — 0.5%
China Merchants Bank Co. Ltd., H Shares	1,418,000	3,377,563
Denmark — 0.7%
Vestas Wind Systems A/S	96,491	5,157,231
Finland — 0.4%
UPM-Kymmene Oyj	193,367	3,226,595
France — 10.3%
APERAM SA(1)	17,785	601,418
AXA SA	442,031	11,148,170
BNP Paribas SA	36,988	2,335,549
CGG SA(1)	425,814	2,036,978
Credit Agricole SA	189,281	2,566,875
Engie	401,996	7,210,834
Eutelsat Communications SA	97,071	2,927,447
Faurecia	114,766	4,143,005
Metropole Television SA	38,441	743,459
Orange SA	404,191	6,390,705
Peugeot SA(1)	415,457	7,179,562
Rallye SA	13,677	334,425
Sanofi	128,205	12,684,605
Suez Environnement Co.	89,283	1,611,540
Technicolor SA	286,343	2,126,817
Total SA	102,646	4,700,094
Valeo SA	54,831	6,891,207
		75,632,690
Germany — 7.4%
Allianz SE	61,182	9,766,233
BASF SE	34,393	2,771,830

Deutsche Telekom AG	457,072	7,819,216
Dialog Semiconductor plc(1)	15,582	747,761
Duerr AG	68,737	5,322,195
E.ON SE	494,187	5,603,750
Grand City Properties SA	129,750	2,294,641
Hannover Rueck SE	14,073	1,431,073
Merck KGaA	12,088	1,156,650
Metro AG	196,037	5,726,158
Nordex SE(1)	54,901	1,583,921
ProSiebenSat.1 Media SE	119,860	5,838,015
Salzgitter AG	47,186	1,470,681
Siemens AG	32,058	3,182,251
		54,714,375
Hong Kong — 4.0%
BOC Hong Kong Holdings Ltd.	1,451,500	4,906,975
CK Hutchison Holdings Ltd.	220,000	2,932,368
Dah Sing Banking Group Ltd.	370,800	700,449
Hang Seng Bank Ltd.	343,300	6,108,486
Link REIT	1,510,000	8,007,819
New World Development Co. Ltd.	2,363,000	2,402,622
WH Group Ltd.(1)	7,825,500	4,109,623
		29,168,342
Israel — 1.6%
Bank Hapoalim BM	1,476,703	7,491,981
Bezeq The Israeli Telecommunication Corp. Ltd.	710,707	1,276,949
Mizrahi Tefahot Bank Ltd.	31,802	370,423
Teva Pharmaceutical Industries Ltd.	35,981	2,356,344
		11,495,697
Italy — 3.7%
A2A SpA	2,470,383	3,032,723
Enel SpA	650,478	2,931,416
ENI SpA	648,467	10,645,924
Exor SpA	74,929	3,444,824
Fiat Chrysler Automobiles NV(1)	302,112	4,251,250
UnipolSai SpA	1,215,363	2,784,921
		27,091,058
Japan — 22.0%
Canon, Inc.	311,700	9,530,844
Central Japan Railway Co.	50,100	8,217,417
Chiba Bank Ltd. (The)	484,000	3,533,138
FUJIFILM Holdings Corp.	166,900	6,868,182
Hachijuni Bank Ltd. (The)	160,000	1,105,951
Honda Motor Co., Ltd.	36,500	1,151,285
Iida Group Holdings Co. Ltd.	135,700	2,404,286
ITOCHU Corp.	305,800	3,671,315
Jafco Co. Ltd.	21,500	939,910
Japan Airlines Co. Ltd.	250,800	8,926,482
JX Holdings, Inc.	2,129,000	8,234,323
KDDI Corp.	104,700	2,606,381
Medipal Holdings Corp.	144,600	2,505,915
Mitsubishi Chemical Holdings Corp.	1,238,800	7,057,691
Mitsubishi Motors Corp.	141,100	1,083,549
Mitsubishi UFJ Financial Group, Inc.	1,457,800	9,620,867

Mixi, Inc.	15,500	533,138
Mizuho Financial Group, Inc.	179,700	368,634
Murata Manufacturing Co. Ltd.	8,300	1,201,509
Nippon Telegraph & Telephone Corp.	220,200	8,408,594
Nitto Denko Corp.	12,800	862,800
NOK Corp.	41,000	1,014,558
NTT DoCoMo, Inc.	120,500	2,523,110
OKUMA Corp.	336,000	2,663,389
ORIX Corp.	116,500	1,570,182
Panasonic Corp.	342,200	3,775,251
Sankyu, Inc.	414,000	2,083,062
SBI Holdings, Inc.	284,800	3,467,355
Seven Bank Ltd.	1,235,000	5,276,777
Sony Corp.(1)	308,300	8,040,950
Sumitomo Chemical Co. Ltd.	1,336,000	6,656,032
Sumitomo Heavy Industries Ltd.	970,000	4,224,523
Sumitomo Mitsui Financial Group, Inc.	321,500	13,163,905
Takeda Pharmaceutical Co., Ltd.	105,200	5,173,443
Teijin Ltd.	983,000	3,129,773
Tokyo Electric Power Co., Inc.(1)	330,800	2,264,726
Toyota Motor Corp.	64,400	3,820,388
Yamazaki Baking Co. Ltd.	259,000	4,368,829
		162,048,464
Netherlands — 2.2%
ING Groep NV CVA	538,391	8,243,706
Koninklijke Ahold NV	403,740	7,980,600
		16,224,306
New Zealand — 0.1%
Meridian Energy Ltd.	360,048	504,319
Mighty River Power Ltd.	197,151	346,123
		850,442
Norway — 0.9%
Salmar ASA	24,189	368,436
TGS Nopec Geophysical Co. ASA	322,345	6,234,687
		6,603,123
Portugal — 1.0%
EDP - Energias de Portugal SA	2,069,364	7,259,003
Singapore — 1.5%
Oversea-Chinese Banking Corp. Ltd.	639,700	4,048,419
United Overseas Bank Ltd.	217,500	2,987,243
Yangzijiang Shipbuilding Holdings Ltd.	4,862,200	3,790,383
		10,826,045
South Korea — 0.3%
Lotte Chemical Corp.	2,237	467,165
SK Hynix, Inc.	61,655	1,866,201
		2,333,366
Spain — 4.2%
Banco Santander SA	2,112,322	12,942,075
Endesa SA	264,787	5,496,921
Mapfre SA	1,648,290	4,864,526
Telefonica SA	537,236	7,590,003
		30,893,525

Sweden — 2.6%
Axfood AB	67,201	1,138,273
Boliden AB	18,412	304,257
Electrolux AB	153,099	4,323,880
Investment AB Kinnevik, B Shares	147,182	4,160,247
Investor AB, B Shares	197,629	7,117,539
Peab AB	324,935	2,310,547
		19,354,743
Switzerland — 4.7%
Nestle SA	91,531	6,751,317
Novartis AG	26,481	2,594,270
Roche Holding AG	27,543	7,522,218
Swiss Reinsurance Co.	80,457	6,912,485
Zurich Insurance Group AG	40,013	10,998,245
		34,778,535
Taiwan — 0.6%
AU Optronics Corp.	4,469,000	1,442,233
Highwealth Construction Corp.	952,000	1,471,773
Innolux Corp.	3,984,000	1,408,163
		4,322,169
United Kingdom — 23.3%
AstraZeneca plc	262,374	16,395,419
Aviva plc	1,362,754	10,018,466
Barclays plc	444,351	1,775,692
BHP Billiton plc	355,271	6,099,182
BP plc	2,293,702	12,578,140
British Land Co. plc	118,689	1,480,287
BT Group plc	1,239,803	8,259,638
Centrica plc	94,129	347,999
Debenhams plc	553,197	640,987
Direct Line Insurance Group plc	1,049,169	5,642,620
Evraz plc(1)	908,781	1,093,482
GlaxoSmithKline plc	210,200	4,306,167
Go-Ahead Group plc	50,721	1,969,686
HSBC Holdings plc	2,137,234	16,850,640
Investec plc	814,975	6,635,464
Land Securities Group plc	75,300	1,433,887
Legal & General Group plc	1,915,011	7,357,144
Lloyds Banking Group plc	1,987,476	2,336,514
Man Group plc	1,048,397	2,581,143
Marks & Spencer Group plc	763,999	6,057,817
Rio Tinto plc	289,246	10,473,884
Royal Dutch Shell plc, B Shares	639,880	16,696,135
Royal Mail plc	693,465	4,907,659
Segro plc	214,000	1,365,023
Sky plc	353,843	5,648,951
SSE plc	79,791	1,786,486
Standard Chartered plc	238,176	2,763,797
Vedanta Resources plc	119,842	997,400
Vodafone Group plc	1,415,524	4,884,594

WM Morrison Supermarkets plc	3,113,220	7,994,581
		171,378,884
TOTAL COMMON STOCKS (Cost $800,883,168)		729,624,529
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $181,259), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $177,679)		177,679
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 8/15/42, valued at $607,813), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $592,000)		592,000
State Street Institutional Liquid Reserves Fund, Premier Class	126,196	126,196
TOTAL TEMPORARY CASH INVESTMENTS (Cost $895,875)		895,875
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $801,779,043)		730,520,404
OTHER ASSETS AND LIABILITIES — 0.8%		5,934,887
TOTAL NET ASSETS — 100.0%		$736,455,291

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	36.5%
Consumer Discretionary	9.8%
Industrials	9.2%
Energy	8.7%
Telecommunication Services	7.4%
Health Care	7.3%
Materials	6.4%
Consumer Staples	5.5%
Utilities	5.1%
Information Technology	3.2%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	729,624,529	—
Temporary Cash Investments	126,196	769,679	—
	126,196	730,394,208	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$802,434,901
Gross tax appreciation of investments	$7,901,467
Gross tax depreciation of investments	(79,815,964)
Net tax appreciation (depreciation) of investments	$(71,914,497)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 29, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2015